Property, plant and equipment - Right-to-Use Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	€ 683	€ 649
Additions to right-of-use assets	156	139
Buildings and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	465	438
Additions to right-of-use assets	63	56
Vehicle fleet
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	133	135
Additions to right-of-use assets	57	59
Machinery, equipment and containers
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	82	71
Additions to right-of-use assets	34	22
Furniture and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	3	5
Additions to right-of-use assets	€ 2	€ 2